U.S. BANCORP FUND SERVICES, LLC
2020 E Financial Way, Suite 100
Glendora, CA 91741

May 5, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Builders Fixed Income Fund, Inc.
File Nos. 333-30221 and 811-08273

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Builders Fixed Income Fund, Inc. (the “Fund”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment and filed electronically as Post-Effective Amendment No. 14 to the Fund’s Registration Statement on April 29, 2005.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7385.

Sincerely yours,

/s/ Joy Ausili

Joy Ausili
Fund Administration